Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is July 27, 2018

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): The prospectus is supplemented to reflect the addition of Allyson Gerrish in the portfolio managers regarding Breckinridge Capital Advisors, Inc. (“Breckinridge”) for the Portfolios as shown below.

1. The disclosure with respect to Breckinridge under the heading “Portfolio Managers” for the Short-Term Municipal Bond Portfolio (p. 110) is hereby deleted and replaced with the following:

Breckinridge:    Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively. Khurram Gillani has co-managed the Portfolio since December, 2016. Allyson Gerrish has co-managed the Portfolio since July 2018.

2. The disclosure with respect to Breckinridge under the heading “Portfolio Managers” for the Intermediate Term Municipal Bond II Portfolio (p. 120) is hereby deleted and replaced with the following:

Breckinridge:    Peter Coffin, David Madigan and Matthew Buscone have co-managed the Portfolio since March, 2010. Ji Young Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Jeffrey Glenn and Eric Haase have co-managed the Portfolio since May, 2015 and May, 2016, respectively. Khurram Gillani has co-managed the Portfolio since December, 2016. Allyson Gerrish has co-managed the Portfolio since July 2018.

3. The following paragraph is added to the “Breckinridge Capital Advisors, Inc.” section under the “Specialist

Manager Guide” on page 188:

Allyson Gerrish joined Breckinridge and the portfolio management team in 2018. She was a portfolio manager at Columbia Threadneedle from 2013 to 2018.

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): On July 27, 2018, amendments to City of London Investment Management Company Limited (“CLIM”)’s Portfolio Management Agreements with each of the Portfolios was approved by the shareholders of each respective Portfolio. These amendments provide for an increase in the Specialist Manager fee payable to CLIM.. Accordingly, the following material supplements the Prospectus dated November 1, 2017 to update the information about CLIM related to these two Portfolios.

1. The Intermediate Term Municipal Bond Portfolio’s fee table and expense example table disclosures on page 111 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.27%
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		0.34%

1 Year	$35
3 Years	$109
5 Years	$191
10 Years	$431

2. The Intermediate Term Municipal Bond II Portfolio’s fee table and expense example table disclosures on page 116 are revised and restated to reflect the new management fee, effective July 27, 2018 as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)		0.24%
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Portfolio Operating Expenses		0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

3. The following replaces the “The Intermediate Term Municipal Bond Portfolio” paragraph under “More Information About Fund Investments and Risks – Specialist Managers” section on page 171:

The Intermediate Term Municipal Bond Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although assets allocated to the Specialist Manager may vary, the figures assume an expected allocation of assets at July 27, 2018 of 80% BNY Mellon AMNA, 20% CLIM and 0% HC Capital Solutions.

4. The following replaces the “The Intermediate Term Municipal Bond II Portfolio” paragraph under “More Information About Fund Investments and Risks – Specialist Managers” section on page 171:

The Intermediate Term Municipal Bond II Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although assets allocated to the Specialist Manager may vary, the figures assume an expected allocation of assets at July 27, 2018 of 80% Breckinridge, 20% CLIM and 0% HC Capital Solutions.

5. The following replaces the second paragraph in the CLIM section on page 190 of the Specialist Manager Guide:

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of each of The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**

The Fixed Income Opportunity Portfolio	0.45%

The Intermediate Term Municipal Bond Portfolio	0.45%

The Intermediate Term Municipal Bond II Portfolio	0.45%

*	For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.
**	For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”) (From the Supplement dated June 13, 2018): At a meeting held on June 12, 2018, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved Portfolio Management Agreements engaging City of London Investment Management Company Limited (“CLIM”), effective June 13, 2018, as an additional Specialist Manager to manage portions of the assets of the Portfolios, which agreements provide for a fee as set forth below (“CLIM Fee”) and (ii) approved, and recommended approval by shareholders of the respective Portfolios, an amendment to CLIM’s Portfolio Management Agreement for each respective Portfolio (the “Proposed Agreements”). The Proposed Agreements provide for an increase in the CLIM Fee pending approval by the shareholders of each Portfolio. A meeting of the shareholders of the Portfolios is scheduled to be held on July 27, 2018 for the purpose of approving the Proposed Agreements. The following material supplements the Prospectus dated November 1, 2017 to incorporate information about CLIM.

1. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond Portfolio on page 111:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments.

2. The following replaces the “Investment Subadvisers” section on page 115 of the Prospectus with respect to The Intermediate Term Municipal Bond Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) and City of London Investment Management Company Limited (“CLIM”) are the Specialist Managers for the Portfolio.

3. The following is added under “Portfolio Managers” of the Investment Subadviser section on page 115 of the Prospectus with respect to The Intermediate Term Municipal Bond Portfolio:

Portfolio Managers:

CLIM: James Millward, Michael Edmonds and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since June, 2018.

4. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond II Portfolio on page 116:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “ Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities.

5. The following replaces the “Investment Subadvisers” section on page 120 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Investment Subadvisers

Breckinridge Capital Advisors, Inc. (“Breckinridge”) and City of London Investment Management Company Limited (“CLIM”) are the Specialist Managers for the Portfolio.

6. The following is added under “Portfolio Managers” of the Investment Subadviser section on page 120 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Portfolio Managers:

CLIM: James Millward, Michael Edmonds and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since June, 2018.

7. The following replaces the “Specialist Manager” paragraph under “More Information About Fund Investments and Risks—The Intermediate Term Municipal Bond Portfolio” on page 158:

Specialist Managers. BNY Mellon AMNA and CLIM currently provide portfolio management services to this Portfolio. The investment selection process for the Specialist Managers is described below; further information about the Specialist Managers, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

8. The following CLIM Investment Selection Process is added to the Section “More Information About Fund Investments and Risks—The Intermediate Term Municipal Bond Portfolio” on page 155:

The CLIM Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, CLIM invests primarily in closed-end funds (CEFs), and secondarily in open-end funds and exchange traded funds, that invest in fixed income securities issued by U.S. municipalities (“Third Party Funds”). CLIM focuses investments in CEFs based on analysis of inefficient pricing and enhanced yields inherent in the CEF universe. CLIM uses various factors in selecting investments for purchase including the following:

i. the level, sustainability and tax characterization of the distribution stream available from the Third Party Fund;

ii. the track record of the manager of the Third Party Fund;

iii. the historical mean-reverting tendency of the Third Party Fund’s discount to net asset value, as well as the absolute discount at which the security trades;

iv. the existence of potential catalysts for discount reduction or elimination, including corporate restructuring or other liquidity events;

v. the discount risk associated with the Third Party Fund;

vi. the market risk associated with the investment, including market capitalization and liquidity;

vii. structural factors, including leverage; and

viii. the corporate governance record of the management of the Third Party Fund.

CLIM generally sells positions either to adjust Third Party Fund allocations or because a superior investment opportunity has been identified.

9. The following replaces the “Specialist Manager” paragraph under “More Information About Fund Investments and Risks—The Intermediate Term Municipal Bond Portfolio II” on page 155:

Specialist Managers. Breckinridge and CLIM currently provide portfolio management services to this Portfolio. The investment selection process for the Specialist Managers is described below; further information about the Specialist Managers, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

10. The following CLIM Investment Selection Process is added to the Section “More Information About Fund Investments and Risks—The Intermediate Term Municipal Bond Portfolio II” on page 156:

The CLIM Investment Selection Process:

In selecting investments for that portion of the Portfolio allocated to it, CLIM invests primarily in closed-end funds (CEFs), and secondarily in open-end funds and exchange traded funds, that invest in fixed income securities issued by U.S. municipalities (“Third Party Funds”). CLIM focuses investments in CEFs based on analysis of inefficient pricing and enhanced yields inherent in the CEF universe. CLIM uses various factors in selecting investments for purchase including the following:

i. the level, sustainability and tax characterization of the distribution stream available from the Third Party Fund;

ii. the track record of the manager of the Third Party Fund;

iii. the historical mean-reverting tendency of the Third Party Fund’s discount to net asset value, as well as the absolute discount at which the security trades;

iv. the existence of potential catalysts for discount reduction or elimination, including corporate restructuring or other liquidity events;

v. the discount risk associated with the Third Party Fund;

vi. the market risk associated with the investment, including market capitalization and liquidity;

vii. structural factors, including leverage; and

viii. the corporate governance record of the management of the Third Party Fund.

CLIM generally sells positions either to adjust Third Party Fund allocations or because a superior investment opportunity has been identified.

11. The “CLIM” section on page 190 of the Specialist Manager Guide is revised and restated as shown below:

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of June 30, 2017, CLIM had total assets under management of approximately $4.7 billion, of which approximately: (i) $32.6 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the International Equity and Institutional International Equity Portfolios; (ii) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $0 represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**

The Fixed Income Opportunity Portfolio	0.45%

The Intermediate Term Municipal Bond Portfolio	0.25% on the first $100 million in assets and 0.15% thereafter, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio.

The Intermediate Term Municipal Bond II Portfolio	0.125%

*

For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

**

For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2017, CLIM received a fee of 0.68% of the average daily net assets of The Institutional International Equity Portfolio. During the fiscal year ended June 30, 2017, CLIM was not allocated assets of The Fixed Income Opportunity Portfolio, The Emerging Markets Portfolio, The International Equity Portfolio, The Intermediate Term Municipal Bond Portfolio or The Intermediate Term Municipal Bond II Portfolio.

Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Mark Dwyer. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, allocated to CLIM will be the responsibility of a team led by James Millward. All assets managed by CLIM are managed in a team approach with input from portfolio managers, research analysts and other investment professionals across all five of the firm’s global offices. Team members conduct research, make investment recommendations and are an integral part of the investment process.

Mr. James Millward is a Portfolio Manager based in the London office. James joined CLIM in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, James worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. James also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the Philadelphia office. Michael rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Michael spent over eight years at Morgan Stanley Investment Management with roles in marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the London Office. Michael joined CLIM in 1996 and was initially in a support role culminating in him becoming Head of Administration in 2000-2001. Michael worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Michael returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team before transitioning to the Global Developed CEF strategy in 2013.

Mr. Mark Dwyer is Chief Investment Officer EM CEF Group based in the London office. Mark re-joined CLIM in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established CLIMs Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the U.S. office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

The Small Capitalization–Mid Capitalization Equity Portfolio and The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018): The prospectus is supplemented to reflect a change in the portfolio managers for each of the Portfolios as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Frontier Capital Management Company, LLC (“Frontier”) on page 34 of the Prospectus with respect to The Small Capitalization–Mid Capitalization Portfolio and page 40 of the Prospectus with respect to The Institutional Small Capitalization–Mid Capitalization Portfolio:

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995. Andrew Bennett has managed the portion of the Portfolio allocated to Frontier since January 2014. Peter G. Kuechle has managed the portion of the Portfolio allocated to Frontier since April 2018.

2. The following replaces the Frontier section of the “Specialist Manager Guide” on page 192 of the Prospectus:

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization-Mid Capitalization Equity and The Institutional Small Capitalization-Mid Capitalization Equity Portfolios. Frontier, the principal offices of which are located at 99 Summer Street, Boston, MA 02110, was established in 1980 and is a registered investment adviser. Frontier had, as of June 30, 2017, approximately $14.3 billion in assets under management, of which approximately $4.5 billion represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG). For its services to The Small Capitalization-Mid Capitalization Equity and The Institutional Small Capitalization-Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2017, Frontier received fees of 0.45% of the average daily net assets of that portion of each of The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services. Michael Cavarretta, Andrew Bennett and Peter G. Kuechle are responsible for making the day-to-day investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Cavarretta has been Chairman of Frontier since 2010, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. He received an MBA from Harvard Business School. Mr. Bennett is a Chartered Financial Analyst and has been an investment professional at Frontier since 2003. He received a B.A. from Wheaton College. Mr. Kuechle has been an investment professional at Frontier since 2002. He received a B.A. from Dartmouth College and an MBA from Harvard Business School.

The Value Equity Portfolio and The Institutional Value Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018):

Effective May 15, 2018, AllianceBernstein LP (“AllianceBernstein”) no longer serves as a Specialist Manager for the Portfolios pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated March 16, 2018. Accordingly, effective May 15, 2018, the Prospectus is supplemented as shown below with references to AllianceBernstein deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus:

Page 7-The Value Equity Portfolio:

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 14-The Institutional Value Equity Portfolio:

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”) BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Parametric Portfolio Associates (“Parametric”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

2. The “AllianceBernstein” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 7 and 14 of the Prospectus.

3. The “AllianceBernstein Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The Value Equity Portfolio; Specialist Managers” on page 122 and “The Institutional Value Equity Portfolio; Specialist Managers” on page 124. Additionally, reference to AllianceBernstein in the first paragraph under “The Value Equity Portfolio; Specialist Managers” on page 122 and “The Institutional Value Equity Portfolio; Specialist Managers” on page 124 is each deleted in its entirety.

4. Reference to AllianceBernstein under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 169 is each deleted in its entirety.

5. The “AllianceBernstein LP” section is deleted in its entirety under “Specialist Manager Guide” on pages 185-186.

The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018):

Effective May 15, 2018, Sustainable Growth Advisers, LP (“SGA”) no longer serves as a Specialist Manager for the Portfolios pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated March 16, 2018. Accordingly, effective May 15, 2018, the Prospectus is supplemented as shown below with references to SGA deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus:

Page 21-The Growth Equity Portfolio:

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) and Parametric Portfolio Associates (“Parametric”) are the Specialist Managers for the Portfolio.

Page 28-The Institutional Growth Equity Portfolio:

Investment Subadvisers

Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Parametric Portfolio Associates (“Parametric”) and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

2. The “SGA” section is each deleted in its entirety under the “Portfolio Managers” sections on pages 21 and 28 of the Prospectus.

3. The “SGA Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The Growth Equity Portfolio; Specialist Managers” on page 127 and “The Institutional Growth Equity Portfolio; Specialist Managers” on page 130. Additionally, reference to SGA in the first paragraph under “The Growth Equity Portfolio; Specialist Managers” on page 126 and “The Institutional Growth Equity Portfolio; Specialist Managers” on page 128 is each deleted in its entirety.

4. Reference to SGA under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 169 is each deleted in its entirety.

5. The “Sustainable Growth Advisers, LP” section is deleted in its entirety under “Specialist Manager Guide” on page 200.

The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018):

Effective May 15, 2018, RMB Capital Management, LLC (“RMB”) no longer serves as a Specialist Manager for the Portfolios pursuant to notice of termination by the Trust, on behalf of the Board of Trustees, dated , March 13, 2018. Accordingly, effective May 15, 2018, the Prospectus is supplemented as shown below with references to RMB deleted entirely.

1. The following replaces the “Investment Subadvisers” section on pages 34 and 40 of the Prospectus:

Investment Subadvisers

Advisory Research, Inc. (“Advisory Research”), Ariel Investments, LLC (“Ariel”), Cadence Capital Management LLC (“Cadence”), Frontier Capital Management Company, LLC (“Frontier”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

2. The “RMB” section is each deleted in its entirety under the “Portfolio Managers” section on pages 34 and 40 of the Prospectus.

3. The “RMB Investment Selection Process” section is deleted in its entirety under “More Information About Fund Investments and Risks” “The Small Capitalization-Mid Capitalization Equity Portfolio; Specialist Managers” on page 132 and “The Institutional Small Capitalization-Mid Capitalization Equity Portfolio; Specialist Managers” beginning on page 134. Additionally, reference to RMB in the first paragraph under “The Small Capitalization-Mid Capitalization Equity Portfolio; Specialist Managers” on page 130 and “The Institutional Small Capitalization-Mid Capitalization Equity Portfolio; Specialist Managers” on page 133 is each deleted in its entirety.

4. Reference to RMB under “More Information About Fund Investments and Risks: Advisory Services- Specialist Managers” on page 170 is each deleted in its entirety.

5. The “RMB Capital Management, LLC” section is deleted in its entirety under “Specialist Manager Guide” on pages 199 -200.

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.70%

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

4. The following replaces the paragraphs for The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio in the “Specialist Managers” section beginning on page 169 of the Prospectus:

The following is information on how the management fees were calculated for each of the Portfolios:

The Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at April 30, 2018 of 48% to Cadence, 0% to BNY Mellon AMNA, 0% to Parametric’s Defensive Equity Strategy, 4% to Parametric’s Liquidity Strategy, 0% to Parametric’s Targeted Strategy, 47% to Parametric’s Tax-Managed Custom Core Strategy and 1% to HC Capital Solutions.

The Growth Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at April 30, 2018 of 0% to Cadence, 25% to BNY Mellon AMNA, 25% to Jennison, 0% to Parametric’s Defensive Equity Strategy, 3% to Parametric’s Liquidity Strategy, 0% to Parametric’s Targeted Strategy, 47% to Parametric’s Tax-Managed Custom Core Strategy and 0% to HC Capital Solutions.

The Small Capitalization-Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at April 30, 2018 of 0% to Cadence, 0% to BNY Mellon AMNA, 38% to Frontier, 7% to Pzena, 7% to Ariel, 15% to ARI, 7% to Parametric’s Liquidity Strategy, 0% to Parametric’s Targeted Strategy, 25% to Parametric’s Tax-Managed Custom Core Strategy and 1% to HC Capital Solutions.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018): The following is added as the last paragraph to the “Parametric Portfolio Associates LLC” section under the “Specialist Manager Guide” on page 198:

Mr. Tom Lee, Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson, are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Targeted Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. He earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Justin Henne, As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo, CFA, Senior Portfolio Manager, is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Mr. Talmo was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson, CFA, is a Senior Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”) (From the Supplement dated March 14, 2018): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

1. The following is added to the disclosure with respect to Parametric under the heading “Portfolio Managers” for each of The Value Equity Portfolio (p.7), The Growth Equity Portfolio (p.21), The Small Capitalization—Mid Capitalization Equity Portfolio (p.34), The Commodity Returns Strategy Portfolio (p.56), The International Equity Portfolio (p.61) and The Emerging Markets Portfolio (p. 72):

Parametric (Tax-Managed Custom Core Strategy): Thomas Seto has managed the portion of the Portfolio allocated to Parametric’s Tax-Managed Custom Core Strategy since March, 2018.

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

3. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Value Equity Portfolio” on page 125:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric is currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Value Equity Portfolio on page 123:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using four separate and distinct strategies: a “Defensive Equity Strategy,” a “Liquidity Strategy”, a “Targeted Strategy and a “Tax-Managed Custom Core Strategy.”

Defensive Equity Strategy	Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the U.S. Large Cap Value market segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

5. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 126:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

6. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Growth Equity Portfolio on page 127:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using four separate and distinct strategies: a “Defensive Equity Strategy,” a “Liquidity Strategy”, a “Targeted Strategy and a “Tax-Managed Custom Core Strategy.”

Defensive Equity Strategy	Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the U.S. Large Cap Growth market segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

7. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Small Capitalization—Mid Capitalization Equity Portfolio” on page 130:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Advisory Research, Ariel, Frontier, Parametric, Pzena and RMB are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

8. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Small Capitalization—Mid Capitalization Equity Portfolio on page 131:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Liquidity Strategy”, a “Targeted Strategy” and a “Tax-Managed Custom Core Strategy.”

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the U.S. Small Cap market segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

9. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 138:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, PIMCO, Vaughan Nelson and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

10. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Commodity Returns Strategy Portfolio on page 139:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Liquidity Strategy”, a “Targeted Strategy” and a “Tax-Managed Custom Core Strategy.”

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the commodities market segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

11. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The International Equity Portfolio” on page 141:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

12. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The International Equity Portfolio on page 143:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Liquidity Strategy”, a “Targeted Strategy” and a “Tax-Managed Custom Core Strategy.”

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Portfolio’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the international equity market segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

13. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 147:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. TBCAM, CLIM, Parametric and RBC GAM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence, Parametric (Tax-Managed Custom Core Strategy) and BNY Mellon AMNA also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

14. The following replaces the Parametric Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Emerging Markets Portfolio on page 148:

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a “Liquidity Strategy”, a “Targeted Strategy” and a “Tax-Managed Custom Core Strategy.”

Liquidity Strategy	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Portfolio’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

Targeted Strategy	The Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance.

Tax-Managed Custom Core Strategy	The Tax-Managed Custom Core Strategy uses a “passive” investment approach designed to obtain exposure to the emerging markets segment represented by the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index (“Parametric Performance Benchmark”) while seeking to outperform the Parametric Performance Benchmark on an after-tax basis. Weightings of securities in the Portfolio will not match nor replicate those of the Parametric Performance Benchmark and the Portfolio may include securities not held in the Parametric Performance Benchmark. Tax management techniques, including tax loss harvesting and the management of capital gains, are used to minimize the impact of taxes, and maximize after-tax return. The Portfolio’s holdings are tailored to meet its investment objectives.

15. The following is added to the “Parametric Portfolio Associates LLC” section under the “Specialist Manager Guide” on page 197:

For its services to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”), Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Core Assets (as defined below) committed to Parametric’s Tax-Managed Custom Core Strategy; 0.09% of the next $250 million of the Combined Tax-Managed Custom Core Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Core Assets; and 0.07% on Combined Tax-Managed Assets over $1 billion. The term “Combined Tax-Managed Custom Core Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Tax-Managed Custom Core Strategy. If, at the close of business on September 30, 2019, the Combined Assets under this Agreement are less than $500 million, the fee for the first $250 million shall be permanently increased to 0.13% of the first $250 million of the Combined Assets; 0.09% of the next $250 million of the Combined Assets; 0.08% of the next $500 million of the Combined Assets; and 0.07% of the Combined Assets over $1 billion.

Mr. Thomas Seto is primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Tax-Managed Custom Core Strategy. Mr. Seto, Head of Investment Management, leads a team of investment professionals responsible for managing and trading portfolios and is a member of the Enterprise Management Committee. Prior to joining Parametric in 1998, Thomas served as the Head of U.S. Equity Index Investments at Barclays Global Investors. He earned an MBA in Finance from the University of Chicago’s Booth School of Business, and a B.S. in Electrical Engineering from the University of Washington.

The International Equity Portfolio and The Institutional International Equity Portfolio (From the Supplement dated March 14, 2018): Artisan Partners Limited Partnership (“Artisan Partners”) which serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios reported a decrease in the voting power of its employee-partners. Accordingly, the first paragraph under the “Artisan Partners Limited Partnership” section on page 186 of the Specialist Manager Guide of the Prospectus is revised and restated as follows:

Artisan Partners Limited Partnership (“Artisan Partners”), the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2017, Artisan Partners managed total assets in excess of $109.4 billion, of which approximately $51.0 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly traded Delaware corporation. A stockholders committee has the authority to vote less than the majority of the combined voting power of APAM’s capital stock. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and The Intermediate Term Municipal Bond Portfolio (the “Portfolios”) (from the Supplement dated February 1, 2018): On January 31, 2018, each of Standish Mellon Asset Management Company, LLC (“Standish”), a limited liability company organized under the laws of the state of Delaware, and The Boston Company Asset Management LLC (“TBCAM”), a limited liability company organized under the laws of the Commonwealth of Massachusetts, was reorganized into Mellon Capital Management Corporation (“Mellon Capital”) (the “BNY Mellon Reorganization”), following which, Mellon Capital was renamed BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”). BNY Mellon AMNA is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). BNY Mellon AMNA is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108. The Trust received an opinion (“BNY Mellon Opinion”) from counsel to BNY Mellon AMNA’s parent indicating that the BNY Mellon Reorganization does not constitute a “change of control” for Standish, TBCAM and Mellon Capital, as each was an indirect wholly owned subsidiary of BNY Mellon Corp, and that the BNY Mellon Reorganization would not result in an assignment and automatic termination of any of their respective Portfolio Management Agreements with the Trust. No changes in the investment management teams of Standish, TBCAM and Mellon Capital are expected as a result of the BNY Mellon Reorganization; however, due to the retirement of Ronald Gala, a portfolio manager of the Mellon Capital team, Peter Goslin has been assigned such portfolio manager responsibilities, effective January 31, 2018. Accordingly, the prospectus is supplemented to reflect the foregoing changes, effective February 1, 2018, with respect to each Portfolio as shown below.

Summary Section of the Prospectus:

1. The following replaces the “Investment Subadvisers” section on page 7 of the Prospectus with respect to The Value Equity Portfolio:

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital, on pages 7, 14, 21, 28, 34 and 40 of the Prospectus with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, respectively:

BNY Mellon AMNA: Karen Wong, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since January, 2018. Ronald Gala, CFA co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) from inception to January, 2018.

3. The following replaces the “Investment Subadvisers” section on page 14 of the Prospectus with respect to The Institutional Value Equity Portfolio:

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Pacific Investment Management Company LLC (“PIMCO”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio.

4. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus with respect to The Growth Equity Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Parametric Portfolio Associates (“Parametric”) and Sustainable Growth Advisers LP (“SGA”) are the Specialist Managers for the Portfolio.

5. The following replaces the “Investment Subadvisers” section on page 28 of the Prospectus with respect to The Institutional Growth Equity Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisors LP (“SGA”) are the Specialist Managers for the Portfolio.

6. The following replaces the “Investment Subadvisers” section on pages 34 and 40 of the Prospectus with respect to The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, respectively:

Investment Subadvisers

Advisory Research, Inc. (“Advisory Research”), Ariel Investments, LLC (“Ariel”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Frontier Capital Management Company, LLC (“Frontier”), Parametric Portfolio Associates (“Parametric”), Pzena Investment Management, LLC (“Pzena”) and RMB Capital Management, LLC (“RMB”) are the Specialist Managers for the Portfolio.

7. The following replaces the “Investment Subadvisers” section on page 48 of the Prospectus with respect to The Real Estate Securities Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Parametric Portfolio Associates (“Parametric”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

8. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital, on pages 48, 56, 61 and 66 of the Prospectus with respect to The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio, respectively:

BNY Mellon AMNA: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since March, 2015.

9. The following replaces the “Investment Subadvisers” section on page 56 of the Prospectus with respect to The Commodity Returns Strategy Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Parametric Portfolio Associates (“Parametric”), Pacific Investment Management Company LLC (“PIMCO”), Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

10. The following replaces the “Investment Subadvisers” section on page 61 of the Prospectus with respect to The International Equity Portfolio:

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”) and Parametric Portfolio Associates (“Parametric”) are the Specialist Managers for the Portfolio.

11. The following replaces the “Investment Subadvisers” section on page 66 of the Prospectus with respect to The Institutional International Equity Portfolio:

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan Partners”), BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), Lazard Asset Management LLC (“Lazard”) and Parametric Portfolio Associates (“Parametric”) are the Specialist Managers for the Portfolio.

12. The following replaces the “Investment Subadvisers” section on page 72 of the Prospectus with respect to The Emerging Markets Portfolio:

Investment Subadvisers

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), Cadence Capital Management LLC (“Cadence”), City of London Investment Management Company Limited (“CLIM”), Parametric Portfolio Associates (“Parametric”) and RBC Global Asset Management (UK) Limited (“RBC GAM”) are the Specialist Managers for the Portfolio.

13. The following replaces the “Portfolio Managers” sections of the Investment Subadviser regarding TBCAM (“BNY Mellon AMNA Active Strategy”) and Mellon Capital (“BNY Mellon AMNA Passive Strategy”) on page 72 of the Prospectus with respect to The Emerging Markets Portfolio, respectively:

BNY Mellon AMNA Active Strategy: Warren Skillman has managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly TBCAM) since March, 2010.

BNY Mellon AMNA Passive Strategy: Karen Wong, CFA and Peter Goslin, CFA have co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA (formerly Mellon Capital) since March, 2015.

14. The following replaces the “Investment Subadvisers” section on pages 79 and 100 of the Prospectus with respect to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, respectively:

Investment Subadviser

Agincourt Capital Management, LLC (“Agincourt”) and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) are the Specialist Managers for the Portfolio.

15. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital, on pages 79, 90 and 105 of the Prospectus with respect to The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, respectively:

BNY Mellon AMNA: Gregg Lee has co-managed the Portfolio since December, 2012 and Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers has also co-managed the Portfolio since November 2016 (all formerly Mellon Capital).

16. The following replaces the “Investment Subadviser” section on pages 90, 95, 105 and 114 of the Prospectus with respect to The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Intermediate Term Municipal Bond Portfolio, respectively:

Investment Subadviser

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) is the Specialist Manager for the Portfolio.

17. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital on page 95 of the Prospectus with respect to The Inflation Protected Securities Portfolio:

BNY Mellon AMNA: Paul Benson has co-managed the Portfolio since March 2016. Nancy Rogers and Stephanie Shu have also co-managed the Portfolio since November 2016 (all formerly Mellon Capital).

18. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital, on page 100 of the Prospectus with respect to The U.S. Corporate Fixed Income Securities Portfolio:

BNY Mellon AMNA: John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016 (all formerly Mellon Capital).

19. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Standish, on page 115 of the Prospectus with respect to The Intermediate Term Municipal Bond Portfolio:

BNY Mellon AMNA: Daniel Marques (formerly Standish) has managed the Portfolio since January, 2012.

20. The following replaces the “Investment Subadviser” section on page 86 of the Prospectus with respect to The Fixed Income Opportunity Portfolio:

Investment Subadviser

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

21. The following replaces the “Portfolio Managers” section of the Investment Subadviser regarding Mellon Capital, on page 86 of the Prospectus with respect to The Fixed Income Opportunity Portfolio:

BNY Mellon AMNA: John DiRe, Manuel Hayes and Stephanie Shu have co-managed the portion of the Portfolio allocated to BNY Mellon AMNA since August, 2013 and Paul Benson has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA since March 2016. Nancy Rogers has also co-managed this portion of the Portfolio since November 2016 (all formerly Mellon Capital).

Additional Information Section of the Prospectus:

1. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Value Equity Portfolio” on page 122:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

2. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Value Equity Portfolio on page 123 and The Institutional Value Equity Portfolio on page 124:

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000® Value Index. The particular segments of the Russell 1000® Value Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the Russell 1000® Value Index.

3. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Institutional Value Equity Portfolio” on page 124:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 126:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Growth Equity Portfolio on page 127 and The Institutional Growth Equity Portfolio on page 129:

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000® Growth Index. The particular segments of the Russell 1000® Growth Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the Russell 1000® Growth Index.

6. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 128:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, Parametric, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

7. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks” for The Small Capitalization-Mid Capitalization Equity Portfolio on page 130 and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio on page 133:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Advisory Research, Ariel, Frontier, Parametric, Pzena and RMB are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

8. The following replaces the Mellon Capital Investment Selection Process Section under “More Information About Fund Investments and Risks” with respect to The Small Capitalization-Mid Capitalization Equity Portfolio on page 131 and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio on page 134:

The BNY Mellon AMNA Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of the Russell® 3000 Index which consists of “small” and “mid” capitalization issuers. The particular segments of the Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the Russell 3000® Index.

9. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 135:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

10. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Real Estate Securities Portfolio on page 136:

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

11. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 138:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Parametric, PIMCO, Vaughan Nelson and Wellington Management are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

12. The following replaces the Mellon Capital Investment Selection Process Section under “More Information About Fund Investments and Risks” with respect to The Commodity Returns Strategy Portfolio on page 139:

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

13. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The International Equity Portfolio” on page 141:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

14. The following replaces the Mellon Capital Investment Selection Process Section under “More Information About Fund Investments and Risks” with respect to The International Equity Portfolio on page 143 and The Institutional International Equity Portfolio on page 146:

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

15. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Institutional International Equity Portfolio” on page 144:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Artisan Partners, Causeway, CLIM, Lazard and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and BNY Mellon AMNA are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

16. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 147:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. BNY Mellon AMNA, CLIM, Parametric and RBC GAM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and BNY Mellon AMNA also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

17. The following replaces the TBCAM (page 147) and Mellon Capital (page 148) Investment Selection Process sections under “More Information About Fund Investments and Risks” with respect to The Emerging Markets Portfolio:

The BNY Mellon AMNA (Active) Investment Selection Process	BNY Mellon AMNA seeks to purchase undervalued securities that have strong fundamentals and a compelling catalyst for business improvement. Additionally, BNY Mellon AMNA’s consistent sell discipline trims and then eliminates outperforming securities that become expensive relative to the market, which BNY Mellon AMNA expects to add value in what has historically been a more volatile asset class than the developed markets.

The BNY Mellon AMNA (Passive) Investment Selection Process	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

18. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks” with respect to The Core Fixed Income Portfolio on page 149 and The U.S. Corporate Fixed Income Securities Portfolio” on page 154:

Specialist Managers. Agincourt and BNY Mellon AMNA currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

19. The following replaces the Mellon Capital Investment Selection Process Section under “More Information About Fund Investments and Risks” with respect to The Core Fixed Income Portfolio on page 149:

The BNY Mellon AMNA Investment Selection Process:	BNY Mellon AMNA employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, BNY Mellon AMNA then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index or the components thereof. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the index.

20. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks- Specialist Manager” with respect to The U.S. Corporate Fixed Income Securities Portfolio on page 154:

The BNY Mellon AMNA Investment Selection Process:	BNY Mellon AMNA employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

21. The following replaces the “Specialist Managers” paragraph under “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 151:

Specialist Managers. BNY Mellon AMNA, CLIM, Fort Washington, Parametric and Western Asset currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

22. The following replaces the Mellon Capital Investment Selection Process Section under “More Information About Fund Investments and Risks” with respect to The Fixed Income Opportunity Portfolio on page 151:

The BNY Mellon AMNA Investment Selection Process:	BNY Mellon AMNA employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures. The decision making process is primarily driven by the outputs of our models, which the investment team uses to identify the optimal term structure and sector allocation while managing risk and generating consistent performance. The portfolio managers ultimately make buy and sell decisions in reference to the model recommendations, and their decision must be approved by a senior member of the team.

23. The following replaces the “Specialist Manager” paragraph under “More Information About Fund Investments and Risks” on pages 153, 153,154 and 155 of the Prospectus with respect to The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Intermediate Term Municipal Bond Portfolio, respectively:

Specialist Manager. BNY Mellon AMNA currently provides portfolio management services to this Portfolio. The investment selection process for the Specialist Manager is described below; further information about the Specialist Manager, and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

24. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks- Specialist Manager” with respect to The U.S. Government Fixed Income Securities Portfolio on page 153:

The BNY Mellon AMNA Investment Selection Process:	BNY Mellon AMNA employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Bloomberg Barclays US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, BNY Mellon AMNA then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

25. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks- Specialist Manager” with respect to The Inflation Protected Securities Portfolio on page 153:

The BNY Mellon AMNA Investment Selection Process	BNY Mellon AMNA employs a disciplined approach that seeks to gain exposure to the Barclays Inflation-Linked Indices either through full replication or stratified sampling. The stratified sampling approach begins by identifying and isolating the major components (and in the case of international inflation-linked bonds also countries and currencies) and assessing the key characteristics of an index. After analyzing these factors BNY Mellon AMNA then invests in securities designed to gain exposure to these different components, and that have characteristics that are similar to those that are found in the index. In this process, BNY Mellon AMNA employs a top-down stratified sampling methodology to replicate the overall index characteristics in a risk-controlled manner that focuses on issue specific risk and liquidity in order to efficiently and cost effectively gain exposure to inflation protected securities.

26. The following replaces the Mellon Capital Investment Selection Process section under “More Information About Fund Investments and Risks- Specialist Manager” with respect to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio on page 154:

The BNY Mellon AMNA Investment Selection Process:	BNY Mellon AMNA employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Bloomberg Barclays US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, BNY Mellon AMNA then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector. Buy and sell decisions are based primarily on portfolio characteristic misweights. When purchasing securities, portfolio managers select a bond that is perceived to be relatively less expensive compared to similar issues. When selling securities, portfolio managers select an issue that is perceived to be relatively overpriced. Other analytics and the expertise and judgment of the investment professionals are incorporated into the process.

27. The following replaces the Standish Investment Selection Process section under “More Information About Fund Investments and Risks- Specialist Manager” with respect to The Intermediate Term Municipal Bond Portfolio on page 155:

The BNY Mellon AMNA Investment Selection Process:	The BNY Mellon AMNA investment process focuses on sector analysis and security selection rather than interest rate forecasting. Based on proprietary research, BNY Mellon AMNA seeks to identify lower volatility investments that offer excess incremental yield. Standish will consider eliminating positions when sell targets are reached, when fundamental conditions change significantly, or when a bond’s price falls below a certain level relative to its peer group.

28. All references to “Mellon Capital”, “Standish” and “TBCAM” in the section “Advisory Services- Specialist Managers” as set forth in pages 169, 170 and 171 are revised and restated as “BNY Mellon AMNA”.

Specialist Manager Guide

1. The “TBCAM” and “Standish” sections on pages 187 and 199 of the Specialist Manager Guide are deleted in their entirety and the “Mellon Capital” section on page 193 is revised and restated as shown below:

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The Intermediate Term Municipal Bond Portfolio. BNY Mellon AMNA is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) and is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received fees of 0.065% of the average daily net assets for each portion of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to BNY Mellon AMNA.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received fees of 0.10% of the average daily net assets for the portion of The Commodity Returns Strategy Portfolio allocated to BNY Mellon AMNA. BNY Mellon AMNA did not manage any assets of The Real Estate Securities Portfolio during the fiscal year ended June 30, 2017.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received fees of 0.13% of the average daily net assets for each portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to BNY Mellon AMNA.

For its passive managed strategy services to The Emerging Markets Portfolio, BNY Mellon AMNA receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received fees of 0.13% of the average daily net assets for the portion of The Emerging Markets Portfolio allocated to BNY Mellon

AMNA. For its active managed strategy services to the Portfolio, BNY Mellon AMNA receives a fee at the annual rate of 0.90% of the average daily net assets of the first $50 million of that portion of the assets of the Portfolio that may, from time to time be allocated to BNY Mellon AMNA (the “BNY Mellon Active Managed Account”); 0.85% on the next $50 million of the average daily net assets of BNY Mellon Active Managed Account; 0.70% on the next $100 million of the average daily net assets of BNY Mellon Active Managed Account; 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received a fee of 0.58% of the average daily net assets of that portion of The Emerging Markets Portfolio allocated to the BNY Mellon Active Managed Account.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2017, BNY Mellon AMNA received fees of 0.06% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to BNY Mellon AMNA.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and The U.S. Corporate Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15% of that portion of each Portfolio dedicated to investments in U.S. corporate fixed income securities. BNY Mellon AMNA did not manage any assets in either The U.S. Corporate Fixed Income Securities Portfolio or The Core Fixed Income Portfolio (allocated to corporate securities strategies) during the fiscal year ended June 30, 2017.

For its services to The Fixed Income Opportunity Portfolio, BNY Mellon AMNA receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. During the fiscal year ended June 30, 2017, BNY Mellon AMNA was not allocated assets of The Fixed Income Opportunity Portfolio.

For its services to The Inflation Protected Securities Portfolio, BNY Mellon AMNA receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy. During the period ended June 30, 2017, BNY Mellon AMNA received fees of 0.04% of the average daily net assets of The Emerging Markets Portfolio.

For its services to The Intermediate Term Municipal Bond Portfolio, BNY Mellon AMNA receives a fee, at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to BNY Mellon AMNA and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing BNY Mellon AMNA’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the municipal securities strategy assets managed by BNY Mellon AMNA in The Intermediate Term Municipal Bond Portfolio and certain other similar assets managed by BNY Mellon AMNA for clients of Hirtle Callaghan and Co., LLC (“BNY Mellon Municipal Securities Strategy Account”). During the fiscal year ended June 30, 2017, BNY Mellon AMNA received a fee of 0.17% of the average daily net assets of that portion of the Portfolio allocated to the BNY Mellon Municipal Securities Strategy Account.

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization-Mid Capitalization Equity and Institutional Small Capitalization-Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet and Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to BNY Mellon AMNA, are Karen Wong, William Cazalet and Peter Goslin. The Portfolio Manager with respect to the actively managed assets of The Emerging Markets Portfolio allocated to BNY Mellon AMNA is Warren Skillman. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at BNY Mellon AMNA. She has an M.B.A. and a B. S. from San Francisco State University. Ms. Wong has 18 years of investment experience and joined Mellon Capital (now BNY Mellon AMNA) in 2000. Ms. Wong is the head of equity portfolio management responsible for overseeing all equity indexing strategies, including exchange traded funds (ETFs) and is responsible for refinement and implementation of the equity portfolio management process. She is a member of the Senior Management Group, ESG Committee, Risk and Compliance Committee, Investment Research Committee, Investment Management Committee, Risk Management Committee and Trade Management Oversight Committee. Prior to joining BNY Mellon AMNA she worked as a security analyst at Redwood Securities. She is member of the CFA Institute and the CFA Society of San Francisco and is also a member of S&P Index Advisory Panel, MSCI Index Client Advisory Committee, and FTSE Russell Americas Regional Advisory Committee.

William Cazalet, CAIA, is a Managing Director and Head of Multi-Factor Equity Strategies at BNY Mellon AMNA. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 23 years of investment experience and joined Mellon Capital (now BNY Mellon AMNA) in 2013. Mr. Cazalet manages the entire team of portfolio managers for all U.S. and international multi-factor equity strategies.

Peter Goslin, CFA is a Director and Senior Portfolio Manager for the Multi-Factor Equity Strategies at BNY Mellon AMNA (formerly Mellon Capital). Mr. Goslin has 24 years of investment experience with tenure of 17 years at BNY Mellon AMNA. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining BNY Mellon AMNA, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Mr. Skillman is a Senior Managing Director and joined BNY Mellon AMNA in September, 2005 and is a Portfolio Manager on BNY Mellon AMNA’s Emerging Markets Value Team; his primary research responsibility is emerging markets. Mr. Skillman received a B.A. from Boston College and an MS in Finance from the London School of Business.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to BNY Mellon AMNA are the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Gregg Lee, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of BNY Mellon AMNA (formerly Mellon Capital). Ms. Rogers has 30 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into BNY Mellon AMNA, and earned her M.B.A. at Drexel University. Mr. Lee is a Vice President, Senior Portfolio Manager at BNY Mellon AMNA (formerly Mellon Capital) with 28 years of finance and investment experience and 28 years at the firm. He earned a B.S. at University of California at Davis. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at BNY Mellon AMNA (formerly Mellon Capital) with 22 years of investment experience and 12 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to BNY Mellon AMNA are the responsibility of Nancy Rogers, CFA, John DiRe, Manuel Hayes, Paul Benson, CFA, CAIA, and Stephanie Shu, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of BNY Mellon AMNA (formerly Mellon Capital). Ms. Rogers has 30 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into BNY Mellon AMNA, and earned her M.B.A. at Drexel University. Mr. DiRe is a Director, Senior Portfolio Manager at BNY Mellon AMNA (formerly Mellon Capital) with 24 years of investment experience and 13 years at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 13 years investment experience and 8 years at BNY Mellon AMNA (formerly Mellon Capital). He earned a B.S at the University of California at Berkeley. Ms. Shu is a Director, Senior Portfolio Manager with 20 years of investment experience and 17 years at BNY Mellon AMNA (formerly Mellon Capital). She earned an M.S. at Texas A&M University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at BNY Mellon AMNA (formerly Mellon Capital) with 22 years of investment experience and 12 years at BNY Mellon AMNA (formerly Mellon Capital). He earned a B.A.at the University of Michigan at Ann Arbor.

The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, CFA, Paul Benson, CFA, CAIA, and Stephanie Shu, CFA. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of BNY Mellon AMNA (formerly Mellon Capital). Ms. Rogers has 30 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into BNY Mellon AMNA, and earned her M.B.A. at Drexel University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at BNY Mellon AMNA (formerly Mellon Capital) with 22 years of investment experience and 12 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor. Ms. Shu is a Director, Senior Portfolio Manager with 20 years of investment experience and 17 years at BNY Mellon AMNA (formerly Mellon Capital). She earned a M.S. at Texas A&M University.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio allocated to BNY Mellon AMNA is the responsibility of Nancy Rogers, CFA, Paul Benson, CFA, CAIA, John DiRe, and Manuel Hayes. Nancy Rogers, CFA, is a Director, Senior Portfolio Manager, Fixed Income Strategies of BNY Mellon AMNA (formerly Mellon Capital). Ms. Rogers has 30 years of investment experience with the firm, including her years of experience at a legacy organization prior to merging into BNY Mellon AMNA, and earned her M.B.A. at Drexel University. Mr. Benson is Managing Director and Head of Fixed Income Portfolio Management at BNY Mellon AMNA (formerly Mellon Capital) with 22 years of investment experience and 12 years at the firm. He earned a B.A.at the University of Michigan at Ann Arbor. Mr. DiRe is a Director, Senior Portfolio Manager with 24 years of investment experience and 13 years at BNY Mellon AMNA (formerly Mellon Capital). He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 13 years investment experience and 8 years at BNY Mellon AMNA (formerly Mellon Capital). He earned a B.S at the University of California at Berkeley.

Day-to-day investment decisions for The Intermediate Term Municipal Bond Portfolio are the responsibility of Daniel Marques. Mr. Marques is a Director of Individual Portfolio Management and Senior Portfolio Manager for institutional accounts. He has been with BNY Mellon AMNA since 2000.

As of December 31, 2017, the three investment boutiques that now comprise BNY Mellon AMNA had assets under management (AUM) totaling approximately $577 billion, which includes overlay strategies. This figure includes approximate AUM of $381 billion for Mellon Capital, $152 billion for Standish, and $44 billion for TBCAM.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio(the “Portfolios”) (from the Supplement dated February 1, 2018): The following replaces the first paragraph of the Cadence section of the “Specialist Manager Guide” on page 188 of the Prospectus:

Cadence Capital Management LLC (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is a wholly owned subsidiary of Pacific Global Asset Management and is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of June 30, 2017, Cadence had approximately $3.9 billion in assets under management.

The Core Fixed Income Portfolio (the “Portfolio”) (from the Supplement dated February 1, 2018):

The first paragraph under the section “More Information About Fund Investments and Risks” pertaining to the Portfolio on page 149 of the Prospectus is revised and restated as shown below:

The Core Fixed Income Portfolio

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in fixed income securities. The Portfolio, under normal circumstances, invests predominantly in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or are, in the view of the Specialist Manager, deemed to be of comparable quality. From time to time, a substantial portion of the Portfolio, a diversified investment company, may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) as well as cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. Aggregate Bond Index, which range, as of June 30, 2017, was between 1 and 24 years. The weighted average maturity of the Bloomberg Barclays U.S. Aggregate Bond Index as of June 30, 2017 was 7.84 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Fixed Income Opportunity Portfolio (the “Portfolio”) (from the Supplement dated February 1, 2018):

The second full paragraph under “More Information About Fund Investments and Risks” pertaining to the Portfolio on page 150 of the Prospectus is revised and restated as shown below:

The Fixed Income Opportunity Portfolio

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of June 30, 2017, was between 2 and 18 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) (from the Supplement dated February 1, 2018):

The first paragraph under “More Information About Fund Investments and Risks” pertaining to the Portfolio on page 155 of the Prospectus is revised and restated as shown below:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Tax-Exempt Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”). The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) (from the Supplement dated February 1, 2018):

The first paragraph under “More Information About Fund Investments and Risks” pertaining to the Portfolio on page 155 of the Prospectus is revised and restated as shown below:

The Intermediate Term Municipal Bond II Portfolio

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Tax-Exempt Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.